Principal Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Computers and equipment [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life	3 years
Computers and equipment [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life	5 years
Buildings [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life	16 years
Buildings [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life	20 years
Furniture and fixtures [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life	3 years
Furniture and fixtures [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life	3 years
Vehicles [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life	5 years
Software [Member]
Property and Equipment [Line Items]
Estimated useful life	5 years
Leasehold improvements [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life	1 year
Leasehold improvements [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life	9 years